Long-Term Investments (Details) - Schedule of long-term investments - USD ($)	Sep. 30, 2021	Sep. 30, 2020
Schedule of Investments [Line Items]
Long-term investments	$ 14,171,928	$ 13,449,305
Huashang Micro Finance Co. [Member]
Schedule of Investments [Line Items]
Long-term investments	5,897,508	5,596,795
Longwan Rural Commercial Bank [Member]
Schedule of Investments [Line Items]
Long-term investments	6,981,097	6,625,133
Wenzhou Longlian Development Co., Ltd [Member]
Schedule of Investments [Line Items]
Long-term investments	$ 1,293,323	$ 1,227,377